LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended								2 Months Ended		12 Months Ended
	Feb. 28, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Sep. 30, 2017	Apr. 30, 2012 CNY (¥)	Nov. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
LONG TERM INVESTMENT, NET
Impairment of equity method investments														¥ 3,495
Distribution received													¥ 15,232
Increase (Decrease) in Cost of Investments in Equity Method Investments											¥ 491,392		213,900
Equity method investment loss											3,279	$ 462	1,925	(38,666)
Equity method investment											738,128		223,457
Estimated recoverable amount of investments derecognized recorded in other current assets											56,642
WiFire Group Inc. ("WiFire Group")
LONG TERM INVESTMENT, NET
Increase (Decrease) in Cost of Investments in Equity Method Investments											(20,000)
Changzhou Gaoxin Internet Co., Ltd
LONG TERM INVESTMENT, NET
Capital injected	¥ 23,000
Equity Investments Without Readily Determinable Fair Value
LONG TERM INVESTMENT, NET
Impairment of equity investments without readily determinable fair values											9,327		0	0
Dividend income of non-marketable investments											3,270		391	¥ 659
Yizhuang Venture Investment Fund
LONG TERM INVESTMENT, NET
Equity interest, percentage														27.694%	27.694%
Distribution received											15,232		15,232
Capital injected								¥ 101,000
WiFire Group Inc. ("WiFire Group")
LONG TERM INVESTMENT, NET
Equity interest, percentage							33.33%		33.33%
Total cash consideration on disposal of equity interests									¥ 0
Percentage of ownership disposed							66.67%
Equity method investment													0
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG TERM INVESTMENT, NET
Equity interest, percentage					59.00%
Capital injected					¥ 3,930
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Equity interest, percentage						60.00%
Capital injected						¥ 6,000
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Equity interest, percentage						40.00%
Capital injected						¥ 4,000
Beijing Super Internet Technology Research Institute Co., Ltd. ("BJ Chaohulian")
LONG TERM INVESTMENT, NET
Equity interest, percentage				30.00%
Capital injected				¥ 5,000
Equity method investment loss														¥ 1,505
Equity method investment														¥ 0
Changzhou Gaoxin Internet Co., Ltd
LONG TERM INVESTMENT, NET
Equity interest, percentage		35.00%
Capital injected		¥ 210,000								¥ 488,392
Increase (Decrease) in Cost of Investments in Equity Method Investments											488,392		210,000
Dexin Tonglian (Beijing) Culture Technology Co., Ltd [Member]
LONG TERM INVESTMENT, NET
Equity interest, percentage			30.00%
Capital injected			¥ 3,000
Increase (Decrease) in Cost of Investments in Equity Method Investments													¥ 3,000
Zhuhai Private
LONG TERM INVESTMENT, NET
Equity interest, percentage	40.00%									35.00%
Increase (Decrease) in Cost of Investments in Equity Method Investments											¥ 23,000